Financial Instruments - Fair Value Estimation - Fair Value of Purchase Consideration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities	$ 4,232,848	$ 4,109,147
Current portion of purchase consideration payable (Note 21)	(1,835)	(104,039)
Long-term portion of purchase consideration payable	6,549	7,505
Recurring fair value measurement
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities	8,384	139,398
Recurring fair value measurement | Level 2
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities	4,471	120,036
Recurring fair value measurement | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities	3,913	19,362
Recurring fair value measurement | Purchase consideration
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities	8,384	111,544
Recurring fair value measurement | Purchase consideration | Level 2
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities	4,471	92,182
Recurring fair value measurement | Purchase consideration | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities	$ 3,913	$ 19,362
Recurring fair value measurement | Purchase consideration | Discounted cash flows | Level 3 | Pinnacle earn-out
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Discount rate	19.00%
Financial liabilities	$ 3,913
Recurring fair value measurement | Purchase consideration | Present value | Level 2 | Pinnacle annual payments
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Discount rate	19.00%
Financial liabilities	$ 4,471